Stock-Based Compensation - Schedule of Other Equity Instruments (Detail) - Deferred Share Units [Member] - Board of Director [Member] - Equity	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of range of exercise prices of outstanding share options [Line Items]
Beginning balance	2,395,000	2,538,000
Issued	214,000	229,000
Reinvested	145,000	102,000
Redeemed	(576,000)	(416,000)
Forfeitures and cancellations	(9,000)	(58,000)
Ending balance	2,169,000	2,395,000